UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	July 28, 1999


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	125

Form 13F Information Table Value Total:  27,470,700



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp.                  COM              001957109      897 16071.700SH       SOLE                 8181.000          7890.700
Abbott Laboratories            COM              002824100     9189 202520.000SH      SOLE               160320.000         42200.000
Alleghany Corp                 COM              017175100      739 3994.660 SH       SOLE                                   3994.660
American Business Prods Inc GA COM              024763104      181 11843.000SH       SOLE                                  11843.000
American Express Co            COM              025816109   650766 5001086.000SH     SOLE              4364192.000        654694.000
                                                            195435 1501900.000SH     OTHER               10700.000       1491200.000
American Int'l Group           COM              026874107   758183 6466382.000SH     SOLE              5622014.000        867918.000
                                                            199817 1704193.000SH     OTHER               13900.000       1690293.000
Astec Industries               COM              046224101     2038 50000.000SH       OTHER                                 50000.000
B B & T Corp                   COM              054937107      120 3268.000 SH       SOLE                                   3268.000
                                                              5999 163504.000SH      OTHER                3000.000        160504.000
Bankamerica Corp Com           COM              066050510      208 2832.000 SH       SOLE                                   2832.000
                                                               176 2396.000 SH       OTHER                                  2396.000
Bellsouth Corp                 COM              079860102      440 9544.000 SH       SOLE                 3300.000          6244.000
Berkshire Hathaway Inc-Cl A    COM              084670108      689   10.000 SH       SOLE                    9.000             1.000
Bestfoods                      COM              08658U101   442079 8930890.000SH     SOLE              7833505.000       1127885.000
                                                            124413 2513400.000SH     OTHER               18300.000       2495100.000
Boston Scientific Corp Com     COM              101137107   790215 17984986.000SH    SOLE             15657779.000       2389807.000
                                                            225553 5133500.000SH     OTHER               36900.000       5096600.000
Bristol-Myers Squibb Co        COM              110122108   903536 12827491.000SH    SOLE             11272498.000       1600993.000
                                                            250712 3559350.000SH     OTHER               27200.000       3532150.000
Carnival Corporation           COM              143658102   374857 7729020.000SH     SOLE              6688880.000       1040140.000
                                                             91920 1895250.000SH     OTHER               18200.000       1877050.000
Chicago Title Corporation      COM              168228104      375 10500.000SH       SOLE                                  10500.000
Cintas Corp                    COM              172908105      202 3000.000 SH       SOLE                                   3000.000
Cisco Systems                  COM              17275R102   348449 5407548.000SH     SOLE              4703977.000        722371.000
                                                            111483 1730100.000SH     OTHER               11300.000       1718800.000
Citigroup Inc.                 COM              172967101      654 13758.000SH       SOLE                13758.000
Coca-Cola Co                   COM              191216100  1029847 16610428.000SH    SOLE             14478032.000       2192796.000
                                                            289739 4673207.000SH     OTHER               35300.000       4637907.000
Costco Companies Inc Com       COM              22160Q102   274486 3428395.000SH     SOLE              2989305.000        450990.000
                                                             75523 943300.000SH      OTHER                6000.000        937300.000
Disney, Walt Co                COM              254687106   543970 17654214.001SH    SOLE             15278080.001       2439034.000
                                                            183923 5969100.000SH     OTHER               37800.000       5931300.000
Dollar General                 COM              256669102     4798 165464.500SH      SOLE                75207.000         90257.500
Dupont (E.I.) De Nemours & Co  COM              263534109      919 13460.000SH       SOLE                 8850.000          4610.000
EMC Corp/Mass                  COM              268648102   222615 4047545.000SH     SOLE              3537290.000        524555.000
                                                             66748 1213600.000SH     OTHER                8600.000       1205000.000
Electronic Arts, Inc.          COM              285512109   331978 6119416.000SH     SOLE              5326117.000        814999.000
                                                            119190 2197050.000SH     OTHER               12800.000       2184250.000
Electronic Data Systems        COM              285661104   664327 11732040.000SH    SOLE             10255910.000       1518030.000
                                                            166381 2938300.000SH     OTHER               25200.000       2913100.000
Eli Lilly & Co                 COM              532457108   339699 4742747.000SH     SOLE              4113767.000        654580.000
                                                            165157 2305850.000SH     OTHER                9500.000       2296350.000
Exxon Corp                     COM              302290101      957 12407.000SH       SOLE                 6608.000          5799.000
                                                               148 1920.000 SH       OTHER                                  1920.000
Fannie Mae                     COM              313586109      744 10900.000SH       SOLE                10500.000           400.000
First Union Corp               COM              337358105      270 5723.000 SH       SOLE                                   5723.000
                                                               624 13244.000SH       OTHER               10652.000          2592.000
Freddie Mac                    COM              313400301      934 16100.000SH       SOLE                16100.000
Gap Inc.                       COM              364760108   580141 11516456.250SH    SOLE             10044139.500       1513341.750
                                                            172972 3433687.500SH     OTHER               24450.000       3409237.500
General Electric Co            COM              369604103   740535 6553411.000SH     SOLE              5726150.000        851561.000
                                                            183083 1620200.000SH     OTHER               14300.000       1605900.000
Gillette Co                    COM              375766102   907172 22126138.000SH    SOLE             19361583.000       2841955.000
                                                            268552 6550050.000SH     OTHER               46500.000       6503550.000
Hewlett-Packard                COM              428236103   951564 9468299.000SH     SOLE              8245044.000       1256555.000
                                                            288460 2870250.000SH     OTHER               20000.000       2850250.000
Home Depot Inc.                COM              437076102   710443 11025296.000SH    SOLE              9576613.000       1487583.000
                                                            225899 3505700.000SH     OTHER               23300.000       3482400.000
Ingersoll Rand Co              COM              456866102      242 3750.000 SH       SOLE                 3750.000
Int'l Business Machines        COM              459200101     2003 15498.000SH       SOLE                12098.000          3400.000
                                                               155 1200.000 SH       OTHER                                  1200.000
Intel Corp                     COM              458140100   781326 13131534.000SH    SOLE             11451622.000       1726712.000
                                                            230521 3874300.000SH     OTHER               27400.000       3846900.000
Interpublic Group of Cos       COM              460690100   525601 6067542.000SH     SOLE              5282614.000        806628.000
                                                            151282 1746400.000SH     OTHER               12800.000       1733600.000
Johnson & Johnson              COM              478160104   936375 9554848.000SH     SOLE              8352526.000       1237122.000
                                                            263806 2691900.000SH     OTHER               20400.000       2671500.000
Lucent Technologies, Inc.      COM              549463107      383 5681.128 SH       SOLE                  128.000          5553.128
MCI Worldcom, Inc.             COM              55268b106   453120 5265008.000SH     SOLE              4615613.000        667795.000
                                                            125303 1455950.000SH     OTHER               10800.000       1445150.000
Manpower Inc.                  COM              56418H100    42189 1864700.000SH     SOLE              1411985.000        488615.000
                                                             60035 2653500.000SH     OTHER                               2653500.000
Marriott International, Inc. C COM              571903202   530931 14205506.500SH    SOLE             12323542.000       1934964.500
                                                            122070 3266100.000SH     OTHER               31200.000       3234900.000
Marsh & Mclennan               COM              571748102    21401 282750.000SH      SOLE               236250.000         46500.000
McDonald's Corp                COM              580135101   728554 17715591.000SH    SOLE             15455633.000       2322858.000
                                                            263809 6414800.000SH     OTHER               37700.000       6377100.000
Medtronic Inc                  COM              585055106   795195 10211175.000SH    SOLE              8911394.000       1335681.000
                                                            231678 2975000.000SH     OTHER               21600.000       2953400.000
Merck & Co Inc                 COM              589331107   352383 4786187.000SH     SOLE              4135884.000        667003.000
                                                            103616 1407350.000SH     OTHER               10000.000       1397350.000
Microsoft Corp                 COM              594918104   708508 7855948.000SH     SOLE              6847678.000       1035670.000
                                                            195707 2170000.000SH     OTHER               16200.000       2153800.000
Minnesota Mining & Mfg Co      COM              604059105      135 1550.000 SH       SOLE                                   1550.000
                                                              5194 59742.000SH       OTHER                                 59742.000
Mobil Corp                     COM              607059102      494 5000.000 SH       SOLE                 5000.000
Molex Cl A (Non-Vtg)           COM              608554200     2965 94137.002SH       SOLE                56400.002         37737.000
Newell Rubbermaid Inc.         COM              651229106   350602 7560155.000SH     SOLE              6753505.000        835450.000
                                                               765 16500.000SH       OTHER               16500.000
Nokia Corp Sponsored ADR       COM              654902204      591 6460.000 SH       SOLE                                   6460.000
Oracle Corporation             COM              68389X105   367315 9893995.000SH     SOLE              8644765.000       1284230.000
                                                            126299 3402000.000SH     OTHER               21000.000       3381000.000
Pepsico Inc                    COM              713448108      325 8400.000 SH       SOLE                                   8400.000
                                                               946 24460.000SH       OTHER                2000.000         22460.000
Pfizer Inc                     COM              717081103  1011941 9283866.000SH     SOLE              8136578.000       1179488.000
                                                            300442 2756350.000SH     OTHER               19300.000       2737050.000
Post Properties, Inc.          COM              737464107      244 5950.000 SH       SOLE                  200.000          5750.000
Procter & Gamble Co            COM              742718109   964489 10806601.000SH    SOLE              9459729.000       1384472.000
                                                            276372 3096600.000SH     OTHER               22600.000       3074000.000
Qualcomm Inc Com               COM              747525103      373 2600.000 SH       SOLE                 2600.000
Royal Dutch Pete Co NY Reg Gld COM              780257804       96 1600.000 SH       SOLE                                   1600.000
                                                               145 2400.000 SH       OTHER                                  2400.000
Schering Plough                COM              806605101      420 8000.000 SH       SOLE                                   8000.000
Solectron                      COM              834182107   563074 8443469.000SH     SOLE              7375309.000       1098460.000
                                                            176975 2653800.000SH     OTHER               18100.000       2635700.000
St. Paul Companies             COM              792860108     1210 38050.000SH       OTHER                                 38050.000
State Street Corp.             COM              857477103      239 2800.000 SH       SOLE                                   2800.000
SunTrust Banks Inc             COM              867914103     1625 23400.000SH       SOLE                                  23400.000
Sysco Corp                     COM              871829107     2498 83800.000SH       SOLE                58988.000         24812.000
                                                               584 19600.000SH       OTHER                                 19600.000
Telefonica S A Sponsored ADR   COM              879382208      245 1668.600 SH       SOLE                    0.600          1668.000
Tellabs Inc Com                COM              879664100   508987 7533566.000SH     SOLE              6568796.000        991470.000
                                                            172170 2548300.000SH     OTHER               16000.000       2532300.000
Thermo Electron Corp.          COM              883556102      201 10000.000SH       SOLE                                  10000.000
Wachovia Corp New              COM              929771103      872 10193.996SH       SOLE                  245.000          9948.996
                                                               147 1714.000 SH       OTHER                                  1714.000
Wal-Mart Stores Inc            COM              931142103       77 1600.000 SH       SOLE                                   1600.000
                                                               193 4000.000 SH       OTHER                                  4000.000
Xerox Corp                     COM              984121103      437 7400.000 SH       SOLE                 7400.000
Bunzl PLC                                       bnzl          2383 471308.000SH      OTHER                                471308.000
Enterprise Growth Portfolio Cl                  293720108      887 38510.652SH       SOLE                                  38510.652
                                                                41 1765.906 SH       OTHER                                  1765.906
Montag & Caldwell Growth Fund                   126413509      386 11871.101SH       SOLE                                  11871.101